Shareholders' Equity (Details) - shares				1 Months Ended	12 Months Ended
		Sep. 14, 2021	Mar. 26, 2021	Mar. 31, 2020	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Number of shares issued during period							23,261,694	1,065,661
Issued shares - convertible loans			20,533,259	19,156,185	274,272
Share buy-back - treasury shares							205,704
Treasury shares Lilium GmbH							375,000
Treasury shares (due to consolidation)							879,691
Before reorganization
Disclosure of classes of share capital [line items]
Issued and outstanding as of January 1, 2019	[1]							53,883
Issued and outstanding as adjusted, beginning balance	[1]				69,031		54,256	53,883
Number of shares issued during period	[1]						8,142	373
Issued and outstanding as adjusted, ending balancce	[1]						69,031	54,256
Issued shares - convertible loans	[1]				7,187		6,705
Share buy-back - treasury shares	[1]						(72)
Issued as adjusted	[1]						69,103
Reorganization as of September 14, 2021	[1]				(76,218)
Treasury shares Lilium GmbH					(72)	[1]	72
After Reorganization
Disclosure of classes of share capital [line items]
Issued and outstanding as of January 1, 2019								53,883
Retrospective application of share split									153,889,848
Issued and outstanding as adjusted, beginning balance					197,221,567		155,009,392	153,943,731
Number of shares issued during period					45,000,000		23,261,694	1,065,661
Issued and outstanding as adjusted, ending balancce							197,221,567	155,009,392
Issued shares - convertible loans					20,533,259		19,156,185
Share buy-back - treasury shares							(205,704)
Issued as adjusted							197,427,271
Reorganization as of September 14, 2021					22,697,450
Treasury shares Lilium GmbH					205,704		205,704
Treasury shares					(375,000)
Treasury shares (due to consolidation)					(879,691)
Number of shares outstanding, ending balance					284,403,289
Shares issued					285,657,980
Class A shares
Disclosure of classes of share capital [line items]
Issued and outstanding as of January 1, 2019								53,883
Retrospective application of share split									129,476,783
Issued and outstanding as adjusted, beginning balance					172,808,502		130,596,327	129,530,666
Number of shares issued during period					45,000,000		23,261,694	1,065,661
Issued and outstanding as adjusted, ending balancce							172,808,502	130,596,327
Issued shares - convertible loans					20,533,259		19,156,185
Share buy-back - treasury shares							(205,704)
Issued as adjusted							173,014,206
Reorganization as of September 14, 2021					22,697,450
Treasury shares Lilium GmbH					205,704
Treasury shares					(375,000)
Treasury shares (due to consolidation)					(879,691)
Number of shares outstanding, ending balance					259,990,224
Shares issued		261,244,915			261,244,915
Class B shares
Disclosure of classes of share capital [line items]
Retrospective application of share split									24,413,065
Issued and outstanding as adjusted, beginning balance					24,413,065		24,413,065	24,413,065
Issued and outstanding as adjusted, ending balancce							24,413,065	24,413,065
Issued as adjusted							24,413,065
Number of shares outstanding, ending balance		24,413,065			24,413,065
Shares issued		24,413,065			24,413,065

[1]	Not adjusted retrospectively to reflect the share split which occurred in 2021.